Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 14,904	$ 15,726	$ 15,835
Interest on securities:
U.S. Government agencies	304	427	416
Corporate			3
States and political subdivisions (taxable)	91	110	159
States and political subdivisions (tax-exempt)	172	168	110
Other	100	83	84
Interest on federal funds sold	2	3	4
Total interest income	15,573	16,517	16,611
Interest on deposits:
Savings and NOW accounts	585	728	1,271
Time - under $100,000	2,073	2,347	3,056
Time - $100,000 and over	1,314	1,351	1,508
Total interest expense	3,972	4,426	5,835
Net interest income	11,601	12,091	10,776
Provision for loan losses (note 4)	1,177	2,227	1,878
Net interest income after provision for loan losses	10,424	9,864	8,898
Noninterest income:
Service charges on deposit accounts	1,480	1,443	1,498
Commissions and fees	621	713	524
Mortgage loan fees	628	451	571
Service charges on loan accounts	240	248	237
Other operating income	474	398	304
Total noninterest income	3,443	3,253	3,134
Noninterest expense:
Salaries and employee benefits (note 7)	6,127	6,268	5,973
Occupancy expense	717	708	740
Furniture and equipment expense	1,021	1,059	1,001
Office supplies and printing	239	213	277
Federal deposit insurance premiums	308	413	501
Capital stock tax	236	229	226
Advertising expense	190	103	122
Other operating expense	3,072	2,551	2,197
Total noninterest expense	11,910	11,544	11,037
Income before income tax expense	1,957	1,573	995
Income tax expense (note 8)	619	510	308
Net income	$ 1,338	$ 1,063	$ 687
Basic net income per share (note 1(o))	$ 0.89	$ 0.71	$ 0.46
Diluted net income per share (note1(o))	$ 0.89	$ 0.71	$ 0.46